LOAN PAYABLE / PROMISSORY NOTE	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes Payable [Abstract]
11. LOAN PAYABLE / PROMISSORY NOTE

The Company entered into a loan agreement with the Centre local de Développement (CLD) Mékinac on December 3, 2014 in the amount of CDN$150,000 that matures on November 22, 2019. The note had a default interest rate of 7.67% per annum, repayable in monthly instalments of $3,018 including interest. The loan is secured by a mortgage on the building. The balance at February 3, 2015 prior to the spin-off of DNA Canada Inc. outstanding on this note was $125,451.

As a result of the stock dividend on February 3, 2015 the loan payable was spun-off and appears as liabilities from discontinued operations on the condensed consolidated financial statements December 31, 2014.

The Company entered into a loan agreement with the Centre local de Développement (CLD) Mékinac on December 3, 2014 in the amount of CDN$150,000 that matures on November 22, 2019. The note had a default interest rate of 7.67% per annum, repayable in monthly instalments of $3,018 including interest. The loan is secured by a mortgage on the building. The balance at December 31, 2014 outstanding on this note was $127,523.

The note has the following maturities for the period ended December 31:

2015	$22,209
2016	23,969
2017	25,872
2018	27,927
2019	27,546
Total	$127,523

The Company entered into a promissory note with an investor on May 13, 2011 in the amount of CDN $500,000 that matures on May 31, 2014. The note had a default interest rate of 5% per annum should repayment not occur by the maturity date and the Company be in default of the promissory note agreement. In connection with the promissory note, the Company issued 1,000,000 shares of stock valued at CDN $3,000 in June 2011 for prepaid interest.

On March 4, 2013, 754 2542 Canada Inc. executed an agreement with the Company whereby 754 2542 Canada Inc. agreed to accept 2,500,000 shares of common stock in satisfaction of all amounts due and owing 754 2542 Canada Inc. pursuant to the promissory note executed between the parties on May 13, 2011. As a result, the promissory note has been converted, and the Company recorded a loss on conversion of this note of $125,000 in the consolidated statement of operations.